JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Aerospace & Defense — 1.5%
General Dynamics Corp.	32	7,234
Howmet Aerospace, Inc.	90	3,792
Raytheon Technologies Corp.	627	61,423
Textron, Inc.	388	27,437
		99,886
Air Freight & Logistics — 1.2%
FedEx Corp.	50	11,470
United Parcel Service, Inc., Class B	356	68,920
		80,390
Automobile Components — 0.2%
Aptiv plc *	85	9,592
Magna International, Inc. (Canada)	51	2,725
		12,317
Automobiles — 1.5%
Tesla, Inc. *	502	104,219
Banks — 3.3%
Bank of America Corp.	1,921	54,960
Citigroup, Inc.	484	22,704
Fifth Third Bancorp	529	14,101
M&T Bank Corp.	55	6,555
Truist Financial Corp.	850	28,977
US Bancorp	1,188	42,815
Wells Fargo & Co.	1,560	58,311
		228,423
Beverages — 2.5%
Coca-Cola Co. (The)	1,339	83,042
Constellation Brands, Inc., Class A	97	21,961
Monster Beverage Corp. *	152	8,210
PepsiCo, Inc.	326	59,356
		172,569
Biotechnology — 3.2%
AbbVie, Inc.	587	93,474
Biogen, Inc. *	80	22,134
BioMarin Pharmaceutical, Inc. *	60	5,883
Neurocrine Biosciences, Inc. *	57	5,719
Regeneron Pharmaceuticals, Inc. *	54	44,633
Sarepta Therapeutics, Inc. *	61	8,477
Vertex Pharmaceuticals, Inc. *	130	40,854
		221,174
Broadline Retail — 3.1%
Amazon.com, Inc. *	2,055	212,259

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Building Products — 0.9%
Masco Corp.	306	15,181
Trane Technologies plc	244	44,950
		60,131
Capital Markets — 2.7%
Charles Schwab Corp. (The)	136	7,155
CME Group, Inc.	230	44,030
Goldman Sachs Group, Inc. (The)	25	8,079
Intercontinental Exchange, Inc.	293	30,593
Morgan Stanley	322	28,277
Raymond James Financial, Inc.	252	23,520
S&P Global, Inc.	93	32,085
State Street Corp.	193	14,579
		188,318
Chemicals — 2.2%
Air Products and Chemicals, Inc.	41	11,864
Celanese Corp.	43	4,686
Dow, Inc.	400	21,928
DuPont de Nemours, Inc.	94	6,727
Eastman Chemical Co.	227	19,167
Linde plc	134	47,566
LyondellBasell Industries NV, Class A	111	10,402
PPG Industries, Inc.	203	27,103
		149,443
Commercial Services & Supplies — 0.2%
Cintas Corp.	27	12,405
Communications Equipment — 0.2%
Motorola Solutions, Inc.	56	16,089
Consumer Finance — 0.5%
American Express Co.	163	26,920
Capital One Financial Corp.	73	6,985
		33,905
Consumer Staples Distribution & Retail — 0.7%
Costco Wholesale Corp.	104	51,476
Containers & Packaging — 0.1%
Avery Dennison Corp.	27	4,831
Distributors — 0.1%
LKQ Corp.	72	4,092
Diversified Telecommunication Services — 0.0% ^
AT&T, Inc.	101	1,952
Electric Utilities — 1.4%
NextEra Energy, Inc.	874	67,361
PG&E Corp. *	1,593	25,766
		93,127

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electrical Equipment — 0.6%
Eaton Corp. plc	246	42,132
Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc.	249	8,781
Energy Equipment & Services — 0.1%
Baker Hughes Co.	346	9,991
Entertainment — 0.6%
Netflix, Inc. *	117	40,513
Financial Services — 4.4%
Berkshire Hathaway, Inc., Class B *	307	94,705
FleetCor Technologies, Inc. *	119	24,981
Mastercard, Inc., Class A	291	105,897
Visa, Inc., Class A	354	79,814
		305,397
Food Products — 0.3%
Mondelez International, Inc., Class A	288	20,064
Ground Transportation — 1.0%
CSX Corp.	426	12,748
Norfolk Southern Corp.	108	22,927
Uber Technologies, Inc. *	225	7,153
Union Pacific Corp.	121	24,294
		67,122
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	380	38,513
Baxter International, Inc.	421	17,063
Boston Scientific Corp. *	660	33,033
Dexcom, Inc. *	76	8,844
Intuitive Surgical, Inc. *	120	30,670
Medtronic plc	287	23,150
ResMed, Inc.	9	2,015
Stryker Corp.	49	13,869
		167,157
Health Care Providers & Services — 3.1%
Centene Corp. *	306	19,379
CVS Health Corp.	147	10,924
Elevance Health, Inc.	81	37,337
Humana, Inc.	39	18,787
McKesson Corp.	40	14,100
UnitedHealth Group, Inc.	231	109,124
		209,651
Health Care REITs — 0.3%
Ventas, Inc.	489	21,201
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	168	2,777

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc. *	16	43,674
Chipotle Mexican Grill, Inc. *	24	40,315
Domino's Pizza, Inc.	25	8,313
Expedia Group, Inc. *	202	19,637
Marriott International, Inc., Class A	129	21,353
McDonald's Corp.	114	31,875
Royal Caribbean Cruises Ltd. *	41	2,693
Yum! Brands, Inc.	240	31,652
		199,512
Household Durables — 0.4%
Lennar Corp., Class A	146	15,411
Toll Brothers, Inc.	142	8,512
Whirlpool Corp.	14	1,809
		25,732
Household Products — 1.6%
Colgate-Palmolive Co.	524	39,409
Kimberly-Clark Corp.	145	19,418
Procter & Gamble Co. (The)	362	53,820
		112,647
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	403	76,941
Industrial REITs — 0.7%
Prologis, Inc.	396	49,446
Insurance — 1.9%
Globe Life, Inc.	123	13,471
MetLife, Inc.	65	3,778
Progressive Corp. (The)	453	64,787
Prudential Financial, Inc.	73	6,055
Travelers Cos., Inc. (The)	230	39,415
		127,506
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A *	1,322	137,146
Alphabet, Inc., Class C *	990	102,985
Meta Platforms, Inc., Class A *	536	113,583
		353,714
IT Services — 1.2%
Accenture plc, Class A	207	59,283
Cognizant Technology Solutions Corp., Class A	381	23,191
		82,474
Life Sciences Tools & Services — 1.7%
Danaher Corp.	144	36,268
Thermo Fisher Scientific, Inc.	137	79,183
		115,451

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — 1.9%
Deere & Co.	127	52,456
Dover Corp.	104	15,786
Otis Worldwide Corp.	295	24,881
Parker-Hannifin Corp.	105	35,317
		128,440
Media — 1.3%
Charter Communications, Inc., Class A *	104	37,261
Comcast Corp., Class A	1,420	53,837
		91,098
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.	233	9,537
Nucor Corp.	72	11,122
		20,659
Multi-Utilities — 1.5%
Ameren Corp.	194	16,777
CenterPoint Energy, Inc.	649	19,128
CMS Energy Corp.	128	7,860
Dominion Energy, Inc.	202	11,308
Public Service Enterprise Group, Inc.	396	24,697
Sempra Energy	143	21,601
		101,371
Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	176	28,729
ConocoPhillips	542	53,759
Diamondback Energy, Inc.	282	38,096
EOG Resources, Inc.	412	47,222
Exxon Mobil Corp.	1,029	112,859
Marathon Oil Corp.	575	13,786
Phillips 66	43	4,348
		298,799
Passenger Airlines — 0.1%
Southwest Airlines Co.	176	5,727
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	918	63,652
Eli Lilly & Co.	180	61,597
Johnson & Johnson	354	54,885
Merck & Co., Inc.	421	44,809
Pfizer, Inc.	434	17,685
		242,628
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	58	5,372
Leidos Holdings, Inc.	170	15,604
		20,976

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Residential REITs — 0.7%
Equity LifeStyle Properties, Inc.	197	13,252
Sun Communities, Inc.	116	16,311
UDR, Inc.	389	15,968
		45,531
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc. *	553	54,181
Analog Devices, Inc.	336	66,178
Broadcom, Inc.	21	13,297
Lam Research Corp.	106	55,967
NVIDIA Corp.	411	114,268
NXP Semiconductors NV (China)	312	58,267
Qorvo, Inc. *	75	7,595
QUALCOMM, Inc.	21	2,724
Teradyne, Inc.	165	17,782
Texas Instruments, Inc.	437	81,226
		471,485
Software — 9.2%
Adobe, Inc. *	160	61,478
Cadence Design Systems, Inc. *	54	11,345
DocuSign, Inc. *	53	3,107
Intuit, Inc.	99	43,938
Microsoft Corp.	1,531	441,535
Oracle Corp.	299	27,753
Salesforce, Inc. *	99	19,845
Workday, Inc., Class A *	95	19,657
		628,658
Specialized REITs — 0.7%
Equinix, Inc.	29	20,985
SBA Communications Corp.	110	28,640
		49,625
Specialty Retail — 3.2%
AutoNation, Inc. *	84	11,327
AutoZone, Inc. *	14	34,542
Best Buy Co., Inc.	286	22,364
Burlington Stores, Inc. *	59	11,884
Home Depot, Inc. (The)	111	32,694
Lowe's Cos., Inc.	338	67,495
O'Reilly Automotive, Inc. *	21	18,066
TJX Cos., Inc. (The)	257	20,155
		218,527
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	2,921	481,547
Seagate Technology Holdings plc	370	24,479
		506,026

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	299	36,700
Tobacco — 0.5%
Altria Group, Inc.	242	10,809
Philip Morris International, Inc.	217	21,092
		31,901
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	147	21,285
Total Common Stocks (Cost $4,620,099)		6,704,651
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b) (Cost $273,509)	273,410	273,492
Total Investments — 101.8% (Cost $4,893,608)		6,978,143
Liabilities in Excess of Other Assets — (1.8)%		(126,268)
NET ASSETS — 100.0%		6,851,875

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	650	06/16/2023	USD	134,412	5,947

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,978,143	$—	$—	$6,978,143
Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,947	$—	$—	$5,947

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	$117,994	$1,179,338	$1,023,817	$(1)	$(22)	$273,492	273,410	$2,119	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.